Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
18.	Deferred Revenue

In July 2004, the Company’s tenant in two joint venture properties located in Ann Arbor, MI and Boynton Beach, FL repaid $13.8 million that had been contributed by the Company’s joint venture partner. As a result of this repayment the Company became the sole member of the limited liability companies holding the properties. Total assets of the two properties were approximately $13.8 million. The Company has treated the $13.8 million repayment of the capital contribution as deferred revenue and accordingly, has recognized rental income over the term of the related leases.

In September 2011, the Company’s tenant in Ann Arbor, Michigan terminated their lease. The Company recognized rental income of $5.7 million during the third quarter of 2011 related to this property, which is included in discontinued operations in the accompanying financial statements.

The remaining deferred revenue of approximately $2.4 million will be recognized over approximately 5.1 years.